Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Other Operating Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Operating Expense [Abstract]
Exchange rate losses	€ 1,436	€ 1,200	€ 1,007
Provisions for onerous contracts	162	10,973
Warranties	23	(461)
Other expenses	328	43	76
Total	€ 1,949	€ 11,755	€ 1,084